JUNIOR SUBORDINATED NOTES (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Outstanding		$ 36,956,000,000			$ 37,019,000,000
Unamortized debt discount and issue costs		(238,000,000)			(228,000,000)
Long-term Debt						$ 200,000,000
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding		30,228,000,000			29,433,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding		8,578,000,000			8,694,000,000
Unamortized debt discount and issue costs		(80,000,000)			(80,000,000)
Long-term Debt		$ 8,498,000,000			8,614,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067
Debt Instrument [Line Items]
Debt converted			$ 1,000,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,000,000,000
Stated interest rate		6.35%	6.35%	6.35%
Outstanding		$ 1,275,000,000			$ 1,296,000,000
Effective Interest Rate		4.10%		4.10%	5.10%	5.10%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Variable interest rate			2.21%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 750,000,000
Stated interest rate		5.875%		5.875%
Outstanding		$ 957,000,000			$ 972,000,000
Effective Interest Rate		5.00%		5.00%	6.00%	6.00%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,200,000,000
Stated interest rate		6.125%		6.125%
Outstanding		$ 1,530,000,000			$ 1,556,000,000
Effective Interest Rate		5.80%		5.80%	6.70%	6.70%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,500,000,000
Stated interest rate		5.55%		5.55%
Outstanding		$ 1,913,000,000			$ 1,944,000,000
Effective Interest Rate		4.70%		4.70%	5.70%	5.70%
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,500,000,000
Stated interest rate		4.90%		4.90%
Outstanding		$ 1,500,000,000			$ 1,500,000,000
Effective Interest Rate		4.50%		4.50%	5.40%	5.40%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2079 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,100,000,000
Stated interest rate		5.75%		5.75%
Outstanding		$ 1,403,000,000			$ 1,426,000,000
Effective Interest Rate		5.40%		5.40%	6.30%	6.30%
Stated interest rate, period of time		10 years
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,100,000,000
Stated interest rate	5.75%
Administrative charge percentage	0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | September 2029 until September 2049 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Variable interest rate	4.404%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2019-A | September 2049 until September 2079 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Variable interest rate	5.154%
TransCanada Trust | Trust Notes - Series 2019-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,100,000,000
Stated interest rate, period of time	10 years
TransCanada Trust | Trust Notes - Series 2019-A | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate	5.50%